SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Shorter of life of asset or lease